INCOME TAXES	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company has incurred losses since inception, which have generated net operating loss carryforwards.  The net operating loss carryforwards arise from both United States and Canadian sources.

Pretax losses arising from domestic operations (United States) were approximately $2,340,000 for the year ended October 31, 2011.  Pretax losses arising from foreign operations (Canada) were approximately $144,000, for the year ended October 31, 2011.

Pretax losses arising from domestic operations (United States) were approximately $283,000 for the period of inceptions from March 25, 2010 to October 31, 2010.  Pretax losses arising from foreign operations (Canada) were approximately $212,000, for the period of inceptions from March 25, 2010 to October 31, 2010.

The Company has non- US net operating loss carryforwards of approximately $360,000, which expire in 2019-2030 and US of approximately $2,830,000 which expire in 2019-2030. Because it is not more likely than not that sufficient tax earnings will be generated to utilize the net operating loss carryforwards, a corresponding valuation allowance of approximately $1915,000 and $140,000 was established as of October 31, 2011 and 2010 respectively. Additionally, under the Tax Reform Act of 1986, the amounts of, and benefits from, net operating losses may be limited in certain circumstances, including a change in control.

Section 382 of the Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset taxable income when a corporation has undergone significant changes in its stock ownership. There can be no assurance that the Company will be able to utilize any net operating loss carryforwards in the future.

For the period ended October 31, 2011, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and warrants issued for services.

The principal components of the Company’s deferred tax assets at October 31, 2011 and 2010 are as follows:

	2011	2010
U.S. operations loss carry forward at statutory rate of 34%	$841,089	$96,158
Non-U.S. operations loss carry forward at statutory rate of 20.5%	73,801	43,501
Total	914,890	139,659
Less Valuation Allowance	(914,890)	(139,659)
Net Deferred Tax Assets	—	—
Change in Valuation allowance	$(914,890)	$(139,659)

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended October 31, 2011 and 2010 is as follows:

	2011	2010
Federal Statutory Rate	-34.0%	-34.0%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	34.0%	34.0%
Effective Tax Rate	0.0%	0.0%